KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2022 (UNAUDITED)

Number
of Shares			Value
		COMMON STOCKS - 95.1%

		Basic Materials - 2.6%
16,507		Innospec, Inc.	$1,697,910

		Communications - 7.9%
26,480		Alphabet, Inc. - Class A *	2,336,330
13,190		Anterix, Inc. *	424,322
23,150		eBay, Inc.	960,031
5,350		Liberty SiriusXM Group - Class A *	210,309
30,880		Liberty SiriusXM Group - Class C *	1,208,334
			5,139,326
		Consumer Cyclical - 17.6%
1,733		AutoZone, Inc. *	4,273,890
23,019		Dollar Tree, Inc. *	3,255,807
65,790		Ford Motor Co.	765,138
50,380		The Shyft Group, Inc.	1,252,447
15,043		Visteon Corp. *	1,968,076
			11,515,358
		Consumer Non Cyclical - 14.2%
36,980		API Group Corp. *	695,594
21,471		Brink's Co.	1,153,207
30,611		Colliers International Group, Inc.	2,817,437
20,654		GXO Logistics, Inc. *	881,719
20,690		Horizon Therapeutics Plc *	2,354,522
4,675		ICU Medical, Inc. *	736,219
20,590		Stride, Inc. *	644,055
			9,282,753
		Energy - 6.3%
43,825		Coterra Energy, Inc.	1,076,780
17,723		Marathon Petroleum Corp.	2,062,780
4,230		Pioneer Natural Resources Co.	966,090
			4,105,650
		Financial - 12.1%
9,300		Aon Plc - Class A	2,791,302
6,821		Brookfield Asset Management Ltd. - Class A *	195,558
27,285		Brookfield Corp.	858,386
1,816		Markel Corp. *	2,392,562
27,024		Voya Financial, Inc.	1,661,706
			7,899,514
		Industrials - 19.8%
36,270		Canadian Pacific Railway Ltd.	2,705,379
22,393		EMCOR Group, Inc.	3,316,627
35,164		MasTec, Inc. *	3,000,544
19,485		Republic Services, Inc.	2,513,370
39,844		RXO, Inc. *	685,317
20,654		XPO Logistics, Inc. *	687,572
			12,908,809
		Technology - 12.4%
4,908		Broadcom, Inc.	2,744,210
1,465		Constellation Software, Inc. *	2,287,261
54,055		Dropbox, Inc. - Class A *	1,209,751
33,582		SS&C Technologies Holdings, Inc.	1,748,279
2,725		Topicus.com, Inc. *	143,072
			8,132,573
		Utilities - 2.2%
62,769		Vistra Energy Corp.	1,456,241

		TOTAL COMMON STOCKS (Cost $31,630,210)	62,138,134

Number
of Shares
		MONEY MARKET FUND - 5.0%

3,254,970		First American Government Obligations Fund - Class X - , 4.08% **	3,254,970
		(Cost $3,254,970)

		Total Investments (Cost $34,885,180) - 100.1%	65,393,104

		Other Assets and Liabilities, Net - (0.1)%	(85,379)

		TOTAL NET ASSETS - 100.0%	$65,307,725

*	-	Non-income producing security.
**	-	Rate in effect as of December 31, 2022

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$62,138,134	$-	$-	$62,138,134
Short-Term Investment	3,254,970	-	-	3,254,970
Total Investments	$65,393,104	$-	$-	$65,393,104

Refer to the Schedule of Investments for industry classifications.